Award Timing Disclosure	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
2025 Policies and Practices Related to the Grant of Certain Equity Awards
At each August meeting, it is the Committee’s long-standing practice to review Applied’s results for the previous fiscal year, review the Company’s financial plan and strategy for the upcoming fiscal year, and based on those reviews approve the granting of equity awards for the upcoming fiscal year. The grant date for those equity awards is always the date of the August meeting, which date is generally set two to three years in advance. It is the Committee’s belief that maintaining a consistent grant practice, based on a date that is set multiple years in advance, is in the best interests of the Company.
As required pursuant to Item 402(x) of Regulation
S-K,
the following table shows the number of SARs issued for fiscal year 2025.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price
of the Securities Underlying the Award
Between the Trading Day Ending Immediately
Prior to the Disclosure of Material Nonpublic
Information and the Trading Day Beginning
Immediately Following the Disclosure of
Material Nonpublic Information

N. Schrimsher	08/13/2024	15,210	197.43	77.29	0.6%
D. Wells	08/13/2024	3,380	197.43	77.29	0.6%
W. Hoffner	08/13/2024	2,070	197.43	77.29	0.6%
K. Loring	08/13/2024	2,324	197.43	77.29	0.6%
J. Vasquez	08/13/2024	1,796	197.43	77.29	0.6%

Award Timing Method	At each August meeting, it is the Committee’s long-standing practice to review Applied’s results for the previous fiscal year, review the Company’s financial plan and strategy for the upcoming fiscal year, and based on those reviews approve the granting of equity awards for the upcoming fiscal year. The grant date for those equity awards is always the date of the August meeting, which date is generally set two to three years in advance.
Awards Close in Time to MNPI Disclosures, Table
As required pursuant to Item 402(x) of Regulation
S-K,
the following table shows the number of SARs issued for fiscal year 2025.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price
of the Securities Underlying the Award
Between the Trading Day Ending Immediately
Prior to the Disclosure of Material Nonpublic
Information and the Trading Day Beginning
Immediately Following the Disclosure of
Material Nonpublic Information

N. Schrimsher	08/13/2024	15,210	197.43	77.29	0.6%
D. Wells	08/13/2024	3,380	197.43	77.29	0.6%
W. Hoffner	08/13/2024	2,070	197.43	77.29	0.6%
K. Loring	08/13/2024	2,324	197.43	77.29	0.6%
J. Vasquez	08/13/2024	1,796	197.43	77.29	0.6%

N. Schrimsher [Member]
Awards Close in Time to MNPI Disclosures
Name	N. Schrimsher
Underlying Securities	15,210
Exercise Price | $ / shares	$ 197.43
Fair Value as of Grant Date | $	$ 77.29
Underlying Security Market Price Change	0.6
D. Wells [Member]
Awards Close in Time to MNPI Disclosures
Name	D. Wells
Underlying Securities	3,380
Exercise Price | $ / shares	$ 197.43
Fair Value as of Grant Date | $	$ 77.29
Underlying Security Market Price Change	0.6
W. Hoffner [Member]
Awards Close in Time to MNPI Disclosures
Name	W. Hoffner
Underlying Securities	2,070
Exercise Price | $ / shares	$ 197.43
Fair Value as of Grant Date | $	$ 77.29
Underlying Security Market Price Change	0.6
K. Loring [Member]
Awards Close in Time to MNPI Disclosures
Name	K. Loring
Underlying Securities	2,324
Exercise Price | $ / shares	$ 197.43
Fair Value as of Grant Date | $	$ 77.29
Underlying Security Market Price Change	0.6
J. Vasquez [Member]
Awards Close in Time to MNPI Disclosures
Name	J. Vasquez
Underlying Securities	1,796
Exercise Price | $ / shares	$ 197.43
Fair Value as of Grant Date | $	$ 77.29
Underlying Security Market Price Change	0.6